Income tax expense - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended			58 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax	$ 424,963	$ 503,964	$ 239,648
Tax calculated at a tax rate	72,244
Effects of different tax rates in other countries	(35,800)	10,711	1,664
Effects of concessionary tax rates (Global Trader Programme)	(2,499)
Tax exemption	(3,850)
Utilisation (recognition) of tax losses		254	(593)
Income tax expense	$ 30,095	$ 10,965	$ 1,071
Applicable tax rate	17.00%	0.00%	0.00%
Certain jurisdictions that implemented Pillar Two rules | Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	15.00%
BW LPG Product Services Pte. Ltd.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Concessionary tax rate				10.00%